Income Taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax benefit	$ 100,000
Income tax percentage	21.30%	50.00%
State NOLs		$ (1,192,605)	$ (501,277)
Foreign NOLs		315,927
Valuation allowance		11,200,000	3,200,000
Unrecognized tax benefits		17,010	$ 17,010
Operating Income (Loss) [Member]
Income Taxes [Line Items]
Federal income tax		27,900,000
Foreign income tax		18,000,000
State income tax		23,800,000
Federal NOL and state NOLs		$ 16,800,000
Taxable income		80.00%
State NOLs		$ 6,800,000
Foreign NOLs		$ 15,100,000